                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2002
                                                 -------------

Check here if Amendment     [   ];  Amendment Number: ____
       This Amendment  (Check only one.):      [   ]  is a restatement.
                                               [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Menno Insurance Service d/b/a MMA Capital Management
                      -------------------------------------------------------
Address:              1110 North Main Street
                      -------------------------------------------------------
                      Goshen
                      -------------------------------------------------------
                      Indiana  46528
                      -------------------------------------------------------

13F File Number:      28-6988
                      ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Howard L. Brenneman
                      -------------------------------------------------------
Title:                President
                      -------------------------------------------------------
Phone:                574/533-9511
                      -------------------------------------------------------

Signature, Place, and Date of Signing:

     /s/  Howard L. Brenneman             Goshen, IN          July 31, 2002
    --------------------------          --------------        -------------
          [Signature]                    [City, State]            Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  -0-
                                               --------------------

Form 13F Information Table Entry Total:        $    162,863,570.00
                                               --------------------

Form 13F Information Table Value Total:        $    155,098,064.00
                                               --------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

            No.                13F File Number          Name

                               28 -
            --------------          ------------        -------------------
            [Repeat as necessary.]

MENNO INSURANCE SERVICE

                                   TITLE                              FAIR                  INVESTMENT
ISSUER                             OF CLASS        CUSIP           MARKET VALUE     SHARES  DISCRETION     VOTING    AUTHORITY
-------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner Inc                Common         00184A105          1,417,279         96,348  Sole         Sole      96348

AT&T Corp                          Common         001957109            225,898         21,112  Sole         Sole      21112

AT&T Wireless Services Inc         Common         00209A106            556,850         95,188  Sole         Sole      95188

Air Products & Chemicals Inc       Common         009158106          2,726,692         54,026  Sole         Sole      54026

Albertson's Inc                    Common         013104104          3,895,133        127,877  Sole         Sole      127877

Allstate Corp                      Common         020002101          3,566,869         96,454  Sole         Sole      96454

Altera Corporation                 Common         021441100            495,720         36,450  Sole         Sole      36450

American International Group       Common         026874107          4,148,657         60,804  Sole         Sole      60804

Anadarko Petroleum Corp            Common         032511107          1,833,073         37,182  Sole         Sole      37182

Applied Materials                  Common         038222105            635,268         33,400  Sole         Sole      33400

BP PLC                             Common         055622104          4,743,334         93,946  Sole         Sole      93946

Bank of America Corp               Common         060505104          3,859,950         54,860  Sole         Sole      54860

Bank One Corp                      Common         06423A103          2,748,088         71,416  Sole         Sole      71416

Bellsouth Corp                     Common         079860102            332,230         10,547  Sole         Sole      10547

Biomet Inc                         Common         090613100          2,475,392         91,276  Sole         Sole      91275.5

Cardinal Health Inc                Common         14149Y108          4,404,632         71,725  Sole         Sole      71725

Chubb Corp                         Common         171232101          3,419,003         48,291  Sole         Sole      48291

Cisco Systems Inc                  Common         17275R102          1,530,664        109,725  Sole         Sole      109725

Citigroup Inc                      Common         172967101          4,532,122        116,958  Sole         Sole      116958

Darden Restaurants Inc             Common         237194105            432,645         17,516  Sole         Sole      17516

Dell Computer Corp                 Common         247025109          1,349,478         51,625  Sole         Sole      51625

Dollar General Corp                Common         256669102          2,309,633        121,368  Sole         Sole      121368

EMC Corp / Mass                    Common         268648102             95,749         12,682  Sole         Sole      12682

Ensco International                Common         26874Q100          1,415,939         51,942  Sole         Sole      51942

El Paso Corp                       Common         28336L109            835,117         40,520  Sole         Sole      40520

Emerson Electric Co                Common         291011104          3,715,574         69,437  Sole         Sole      69437

Federal Home Loan Mortgage         Common         313400301            267,077          4,364  Sole         Sole      4364

Federal National Mortgage Assn     Common         313586109          4,843,531         65,675  Sole         Sole      65675

-------------------------------------------------------------------------------------------------------------------------------

Monday, July 29, 2002                                                Page 1 of 3

                                   TITLE                              FAIR                  INVESTMENT
ISSUER                             OF CLASS        CUSIP           MARKET VALUE     SHARES  DISCRETION     VOTING    AUTHORITY
-------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                Common         316773100          3,039,240         45,600  Sole         Sole      45600

Ford Motor Co                      Common         345370860            160,912         10,057  Sole         Sole      10057

Gannett Co                         Common         364730101          1,823,877         24,030  Sole         Sole      24030

Gillette Company                   Common         375766102          1,879,785         55,500  Sole         Sole      55500

Hewlett Packard Co                 Common         428236103            256,169         16,765  Sole         Sole      16765

Intel Corp                         Common         458140100          2,057,659        112,625  Sole         Sole      112625

JP Morgan Chase & Co               Common         46625H100            385,196         11,356  Sole         Sole      11356

Jabil Circuit Inc                  Common         466313103            838,911         39,740  Sole         Sole      39740

Johnson & Johnson                  Common         478160104          4,724,147         90,397  Sole         Sole      90397

Kimberly-Clark Corp                Common         494368103          2,883,000         46,500  Sole         Sole      46500

Lowe's Companies                   Common         548661107          3,351,655         73,825  Sole         Sole      73825

Lucent Technologies Inc            Common         549463107             28,077         16,914  Sole         Sole      16914

Masco Corp                         Common         574599106          3,294,814        121,535  Sole         Sole      121535

McDonalds Corp                     Common         580135101            203,105          7,139  Sole         Sole      7139

Medtronic, Inc                     Common         585055106          4,140,381         96,625  Sole         Sole      96625

Merck & Co Inc                     Common         589331107          2,509,212         49,550  Sole         Sole      49550

Microsoft Corp                     Common         594918104          4,211,900         77,000  Sole         Sole      77000

Morgan Stanley                     Common         617446448            268,044          6,222  Sole         Sole      6222

Newell Rubbermaid, Inc             Common         651229106          3,074,762         87,700  Sole         Sole      87700

Norfolk Southern Corp              Common         655844108          1,846,085         78,960  Sole         Sole      78960

Nortel Networks Corp               Common         656568102             22,993         15,857  Sole         Sole      15857

Oracle Corp                        Common         68389X105          1,344,030        141,925  Sole         Sole      141925

Pepsico Inc                        Common         713448108          5,579,150        115,750  Sole         Sole      115750

Pfizer Inc                         Common         717081103          4,864,125        138,975  Sole         Sole      138975

Pitney Bowes Inc                   Common         724479100          3,773,400         95,000  Sole         Sole      95000

Procter & Gamble Co                Common         742718109          4,326,585         48,450  Sole         Sole      48450

Protective Life                    Common         743674103          1,529,220         46,200  Sole         Sole      46200

SBC Communications Inc             Common         78387G103          2,631,357         86,274  Sole         Sole      86274

Sara Lee Corp                      Common         803111103          1,822,512         88,300  Sole         Sole      88300

-------------------------------------------------------------------------------------------------------------------------------

Monday, July 29, 2002                                                Page 2 of 3

                                   TITLE                              FAIR                  INVESTMENT
ISSUER                             OF CLASS        CUSIP           MARKET VALUE     SHARES  DISCRETION     VOTING    AUTHORITY
-------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd                   Common         806857108            678,249         14,586  Sole         Sole      14586

Scientific-Atlanta Inc             Common         808655104            686,968         41,761  Sole         Sole      41761

Sonoco Products                    Common         835495102          2,848,482        100,582  Sole         Sole      100582

Sun Microsystems Inc               Common         866810104            688,078        137,341  Sole         Sole      137341

Target Corp                        Common         87612E106          4,008,120        105,200  Sole         Sole      105200

Tellabs, Inc                       Common         879664100            510,254         82,299  Sole         Sole      82299

Texas Instruments Inc              Common         882508104          1,359,622         57,368  Sole         Sole      57368

Thomas & Betts Corp                Common         884315102          1,548,915         83,275  Sole         Sole      83275

U.S. Bancorp                       Common         902973304            251,690         10,779  Sole         Sole      10779

Verizon Communications Inc         Common         92343V104          2,495,604         62,157  Sole         Sole      62157

Wabash National Corp               Common         929566107          1,536,750        153,675  Sole         Sole      153675

Wachovia Corp                      Common         929903102            291,772          7,642  Sole         Sole      7642

Wells Fargo Company                Common         949746101          5,028,877        100,457  Sole         Sole      100457

Williams Companies Inc             Common         969457100          1,094,379        182,701  Sole         Sole      182701

WorldCom Inc - WorldCom Group      Common         98157D106              1,037         14,811  Sole         Sole      14811

Transocean Sedco Forex Inc         Common         G90078109          2,387,367         76,641  Sole         Sole      76641

Aggregate Total                                                    162,863,570      5,103,323
-------------------------------------------------------------------------------------------------------------------------------

Monday, July 29, 2002                                                Page 3 of 3

FMV OF ALL LISTED SECURITIES






SUM OF FAIR MARKET VALUE
------------------------
          155,098,064.00






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Monday, July 29, 2002                                                Page 1 of 1